Commitments (Details) - USD ($)	Dec. 31, 2022	Nov. 30, 2022
Equity interests to be transferred (as a percent)	60.00%
GAP SH
Equity interests to be transferred (as a percent)		100.00%
GAP TW
Total consideration		$ 50,000,000